Income Taxes - Reconciliation of U.S Federal Income Tax Rate (Details) - Breeze Holdings Acquisition Corp. [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of U.S Federal Income Tax Rate [Line Items]
Statutory U.S. Federal income tax rate	21.00%	21.00%
Change in fair market value of warrant liabilities	(6.17%)	(8.43%)
Previous tax year adjustment		4.19%
Non-deductible transaction costs	19.67%	(8.26%)
Change in valuation allowance	(34.49%)	(8.97%)
Other	(0.01%)	(0.25%)
Income tax provision	0.00%	(0.72%)